     As filed with the Securities and Exchange Commission on July 20, 2000
                                             Registration Nos. 2-92665; 811-4088
       _________________________________________________________________________

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A

       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [X]

                     Post-Effective Amendment No. 39                [X]

                                      and

              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                 ACT OF 1940                        [X]

                              Amendment No. 41                      [X]

                             Excelsior Funds, Inc.

              (Exact Name of Registrant as Specified in Charter)

                               73 Tremont Street
                       Boston, Massachusetts 02108-3913
                   (Address of Principal Executive Offices)

                 Registrant's Telephone Number: (800) 446-1012

                            W. Bruce McConnel, III
                          Drinker Biddle & Reath LLP
                               One Logan Square
                           18/th/ and Cherry Streets
                     Philadelphia, Pennsylvania 19103-6996
                    (Name and Address of Agent for Service)


It is proposed that this post-effective amendment will become effective (check appropriate box)

[_]  Immediately upon filing pursuant to paragraph (b)
[X]  on July 31, 2000 pursuant to paragraph (b)
[_]  60 days after filing pursuant to paragraph (a)(1)
[_]  on (date) pursuant to paragraph (a)(1)
[_]  75 days after filing pursuant to paragraph (a)(2)
[_]  on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     Title of Securities being Registered: Shares of Beneficial Interest.


The purpose of this Post Effective Amendment to the Registrant's Registration Statement on Form N-1A is to designate July 31, 2000 as the new effective date for Post Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A ("Post Effective Amendment no. 38") as filed pursuant to Rule 485
(a)(1) with the Securities and Exchange Commission on May 26, 2000 and which has not yet become effective. Pursuant thereto, Post Effective Amendment No. 38, including the prospectuses and statement of additional information included therein, are incorporated herein in their entirety.

                             EXCELSIOR FUNDS, INC.
                       EXCELSIOR TAX-EXEMPT FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST


                               POWER OF ATTORNEY
                               -----------------


          KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s and Excelsior Institutional Trust's (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and said attorney shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney may lawfully do or cause to be done by virtue hereof.


Dated: May 19, 2000                      /s/ Alfred C. Tannachion
                                         ------------------------
                                         Alfred C. Tannachion

                             EXCELSIOR FUNDS, INC.
                       EXCELSIOR TAX-EXEMPT FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST


                               POWER OF ATTORNEY
                               -----------------

          KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s and Excelsior Institutional Trust's (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.


Dated: May 19, 2000                      /s/ Joseph H. Dugan
                                         -------------------
                                         Joseph H. Dugan

                             EXCELSIOR FUNDS, INC.
                       EXCELSIOR TAX-EXEMPT FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST


                               POWER OF ATTORNEY
                               -----------------


          KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s and Excelsior Institutional Trust's (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.


Dated:  May 19, 2000                     /s/ Robert A. Robinson
                                         ----------------------
                                         Robert A. Robinson

                             EXCELSIOR FUNDS, INC.
                       EXCELSIOR TAX-EXEMPT FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST


                               POWER OF ATTORNEY
                               -----------------


          KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s and Excelsior Institutional Trust's (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.



Dated:  May 19, 2000                     /s/ Wolfe J. Frankl
                                         -------------------
                                         Wolfe J. Frankl

                             EXCELSIOR FUNDS, INC.
                       EXCELSIOR TAX-EXEMPT FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST


                               POWER OF ATTORNEY
                               -----------------


          KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints
W. Bruce McConnel, III his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s and Excelsior Institutional Trust's (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and said attorney shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney may lawfully do or cause to be done by virtue hereof.


Dated:  May 19, 2000                     /s/ Frederick S. Wonham
                                         -----------------------
                                         Frederick S. Wonham

                             EXCELSIOR FUNDS, INC.
                       EXCELSIOR TAX-EXEMPT FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST


                               POWER OF ATTORNEY
                               -----------------


          KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s and Excelsior Institutional Trust's (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.


Dated:  May 19, 2000                     /s/ Rodman L. Drake
                                         ---------------------
                                         Rodman L. Drake

                             EXCELSIOR FUNDS, INC.
                       EXCELSIOR TAX-EXEMPT FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST


                               POWER OF ATTORNEY
                               -----------------


          KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s and Excelsior Institutional Trust's (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.


Dated:  May 19, 2000                     /s/ Jonathon Piel
                                         -------------------
                                         Jonathan Piel

                                  SIGNATURES
                                  ----------

          Pursuant to the requirements of the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940, Excelsior Funds, Inc. certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 39 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford and the State of Connecticut on the 20th day of July, 2000.

                                    EXCELSIOR FUNDS, INC.
                                    Registrant

                                    /s/ Frederick S. Wonham
                                    --------------------------------------------
                                    Frederick S. Wonham, President and Treasurer
                                    (Signature and Title)

          Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 39 to Excelsior Funds, Inc.'s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.


Signature                     Title                         Date
---------                     -----                         ----

/s/ Frederick S. Wonham       Chairman of the Board,        July 20, 2000
-----------------------
Frederick S. Wonham           President and Treasurer


* Joseph H. Dugan             Director                      July 20, 2000
-----------------
Joseph H. Dugan



* Wolfe J. Frankl             Director                      July 20, 2000
-----------------
Wolfe J. Frankl


* Robert A. Robinson          Director                      July 20, 2000
--------------------
Robert A. Robinson


* Alfred Tannachion           Director                      July 20, 2000
-------------------
Alfred Tannachion


* Jonathan Piel               Director                      July 20, 2000
---------------
Jonathan Piel


*Rodman L. Drake              Director                      July 20, 2000
----------------
Rodman L. Drake



 By: */s/ W. Bruce McConnel
      -----------------------------------------------
      W. Bruce McConnel, Attorney-in-Fact